Charges (Assets Pledged) (Tables)	12 Months Ended
Dec. 31, 2017
Charges Assets Pledged [Abstract]
Schedule of secured liabilities
	December 31
	2017	2016
	NIS in millions
Short-term loans and credit	67	120
Non-current liabilities (including current maturities)	4,069	7,882
Debentures (including current maturities) (1)	775	810
	4,911	8,812

(1)	To secure the debentures (series J), issued by the Company in February 2009, a fixed pledge has been placed on real estate property which is owned by Gazit Development and his total value as of the reporting date is approximately NIS 1,176 million.